Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Banking Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Banking Fund
Average Annual Return, Percent	7.30%	28.79%	15.04%	6.44%
Basic Materials | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Basic Materials Fund
Average Annual Return, Percent	10.01%	7.25%	11.38%	7.64%
Biotechnology Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Biotechnology Fund
Average Annual Return, Percent	(1.71%)	(5.52%)	(0.01%)	1.28%
Consumer Products Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Consumer Products Fund
Average Annual Return, Percent	2.72%	4.62%	5.72%	4.91%
Electronics Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Electronics Fund
Average Annual Return, Percent	9.74%	(0.82%)	21.40%	20.22%
Energy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Energy Fund
Average Annual Return, Percent	(1.60%)	(7.56%)	19.47%	0.34%
Energy Services Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Energy Services Fund
Average Annual Return, Percent	(18.50%)	(28.25%)	11.49%	(10.71%)
Financial Services Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Financial Services Fund
Average Annual Return, Percent	7.72%	25.35%	15.38%	9.23%
Health Care Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Health Care Fund
Average Annual Return, Percent	(0.11%)	(3.93%)	5.03%	5.06%
Internet Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Internet Fund
Average Annual Return, Percent	11.54%	29.18%	6.75%	11.59%
Leisure Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Leisure Fund
Average Annual Return, Percent	11.07%	26.27%	10.00%	7.10%
Precious Metals Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Precious Metals Fund
Average Annual Return, Percent	48.39%	46.75%	8.40%	11.87%
Real Estate Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Real Estate Fund
Average Annual Return, Percent	(0.45%)	8.00%	5.38%	4.00%
Retailing Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Retailing Fund
Average Annual Return, Percent	3.65%	12.44%	8.76%	7.87%
Technology Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Technology Fund
Average Annual Return, Percent	10.26%	16.76%	15.58%	16.71%
Telecommunications Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Telecommunications Fund
Average Annual Return, Percent	10.77%	31.02%	4.28%	4.16%
Transportation Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Transportation Fund
Average Annual Return, Percent	(3.77%)	6.29%	8.14%	5.68%
Utilities Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Utilities Fund
Average Annual Return, Percent	10.09%	23.16%	9.46%	8.31%
Dow 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow 2x Strategy Fund
Average Annual Return, Percent	3.18%	18.43%	19.35%	16.16%
Inverse Dow 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Dow 2x Strategy Fund
Average Annual Return, Percent	(7.98%)	(19.73%)	(22.11%)	(24.32%)
Mid-Cap 1.5x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Mid-Cap 1.5x Strategy Fund
Average Annual Return, Percent	(2.99%)	4.83%	15.15%	9.09%
Inverse Mid-Cap Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Mid-Cap Strategy Fund
Average Annual Return, Percent	0.17%	(4.09%)	(11.69%)	(10.07%)
NASDAQ-100(R) Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® Fund
Average Annual Return, Percent	7.51%	14.27%	16.42%	16.91%
NASDAQ-100(R) 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100® 2x Strategy Fund
Average Annual Return, Percent	8.50%	17.31%	25.38%	28.35%
Inverse NASDAQ-100(R) Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse NASDAQ-100® Strategy Fund
Average Annual Return, Percent	(8.85%)	(12.95%)	(15.81%)	(17.67%)
Russell 2000(R) 1.5x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® 1.5x Strategy Fund
Average Annual Return, Percent	(5.94%)	4.51%	9.61%	5.69%
Russell 2000(R) 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000® 2x Strategy Fund
Average Annual Return, Percent	(10.37%)	0.71%	9.62%	4.43%
Inverse Russell 2000(R) Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Russell 2000® Strategy Fund
Average Annual Return, Percent	2.34%	(4.66%)	(10.40%)	(9.50%)
Nova Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nova Fund
Average Annual Return, Percent	5.89%	16.40%	20.25%	16.03%
S&P 500 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® 2x Strategy Fund
Average Annual Return, Percent	5.93%	18.51%	24.82%	19.04%
Inverse S&P 500 Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse S&P 500® Strategy Fund
Average Annual Return, Percent	(4.87%)	(8.66%)	(12.94%)	(12.44%)
S&P 500 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Pure Growth Fund
Average Annual Return, Percent	10.35%	21.68%	11.20%	10.11%
S&P 500 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Pure Value Fund
Average Annual Return, Percent	4.65%	13.65%	15.41%	6.68%
S&P MidCap 400 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Pure Growth Fund
Average Annual Return, Percent	0.18%	(1.00%)	9.17%	5.44%
S&P MidCap 400 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Pure Value Fund
Average Annual Return, Percent	0.18%	8.68%	19.26%	8.53%
S&P SmallCap 600 Pure Growth Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Pure Growth Fund
Average Annual Return, Percent	1.61%	6.00%	8.07%	4.69%
S&P SmallCap 600 Pure Value Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600® Pure Value Fund
Average Annual Return, Percent	(5.86%)	5.46%	16.87%	4.66%
Government Long Bond 1.2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Government Long Bond 1.2x Strategy Fund
Average Annual Return, Percent	1.20%	(3.06%)	(14.66%)	(3.03%)
Inverse Government Long Bond Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Inverse Government Long Bond Strategy Fund
Average Annual Return, Percent	0.40%	6.34%	13.32%	0.69%
High Yield Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				High Yield Strategy Fund
Average Annual Return, Percent	5.86%	10.87%	4.71%	4.20%
Europe 1.25x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Europe 1.25x Strategy Fund
Average Annual Return, Percent	23.18%	9.54%	11.62%	5.25%
Japan 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Japan 2x Strategy Fund
Average Annual Return, Percent	20.58%	16.71%	5.64%	5.65%
Strengthening Dollar 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Strengthening Dollar 2x Strategy Fund
Average Annual Return, Percent	(18.73%)	(12.42%)	1.64%	1.71%
Weakening Dollar 2x Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Weakening Dollar 2x Strategy Fund
Average Annual Return, Percent	23.81%	17.49%	(2.13%)	(3.18%)
Commodities Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Commodities Strategy Fund
Average Annual Return, Percent	0.42%	(1.40%)	15.80%	0.17%
Global Managed Futures Strategy Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Global Managed Futures Strategy Fund
Average Annual Return, Percent	(3.99%)	(8.02%)	2.74%	0.41%
Multi-Hedge Strategies Fund | Variable Annuity
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Multi-Hedge Strategies Fund
Average Annual Return, Percent	(2.10%)	(6.97%)	1.25%	1.46%
U.S. Government Money Market Fund | Variable Annuity
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%	3.32%	1.94%	1.12%
S&P 500 Index, Banking Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Basic Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Biotechnology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Consumer Products Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Electronics Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Energy Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Financial Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Internet Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Leisure Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Precious Metals Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Real Estate Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Retailing Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Technology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Telecommunications Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Transporation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Utilities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Inverse Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Mid Cap 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Inverse Mid Cap Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, NASDAQ 100 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, NASDAQ 100 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Inverse NASDAQ 100 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Russell 2000 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Russell 2000 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Inverse Russell 2000 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Nova Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 500 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Inverse S&P 500 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 500 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 500 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 400 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 400 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 600 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, S&P 600 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
Bloomberg U.S. Aggregate Bond Index, Government Long Bond 1.2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index, Inverse Government Long Bond Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index, High Yield Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
MSCI World ex US Index, Europe 1.25x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex US Index
Average Annual Return, Percent	17.02%	15.70%	8.69%	3.90%
MSCI World ex US Index, Japan 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World ex US Index
Average Annual Return, Percent	17.02%	15.70%	8.69%	3.90%
Bloomberg U.S. Aggregate Bond Index, Strengthening Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
Bloomberg U.S. Aggregate Bond Index, Weaking Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.02%	6.08%	(0.73%)	1.76%
S&P 500 Index, Commodities Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Global Managed Futures Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Index, Multi Hedge Strategies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	6.20%	15.16%	16.64%	13.65%
S&P 500 Financials Index, Banking Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Financials Index
Average Annual Return, Percent	9.23%	29.45%	19.99%	12.46%
S&P 500 Materials Index, Basic Materials
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Materials Index
Average Annual Return, Percent	6.03%	1.86%	11.56%	8.45%
S&P 500 Health Care Index, Biotechnology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Health Care Index
Average Annual Return, Percent	(1.11%)	(5.90%)	7.93%	8.03%
S&P 500 Consumer Staples Index, Consumer Products Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Consumer Staples Index
Average Annual Return, Percent	6.40%	12.16%	11.20%	9.19%
S&P 500 Information Technology Index, Electronics Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Information Technology Index
Average Annual Return, Percent	8.05%	15.10%	23.02%	23.21%
S&P 500 Energy Index, Energy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Energy Index
Average Annual Return, Percent	0.77%	(3.96%)	22.54%	5.49%
S&P 500 Energy Index, Energy Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Energy Index
Average Annual Return, Percent	0.77%	(3.96%)	22.54%	5.49%
S&P 500 Financials Index, Financial Services Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Financials Index
Average Annual Return, Percent	9.23%	29.45%	19.99%	12.46%
S&P 500 Health Care Index, Health Care Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Health Care Index
Average Annual Return, Percent	(1.11%)	(5.90%)	7.93%	8.03%
S&P 500 Information Technology Index, Internet Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Information Technology Index
Average Annual Return, Percent	8.05%	15.10%	23.02%	23.21%
S&P 500 Consumer Discretionary Index, Leisure Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	(3.87%)	18.40%	11.65%	12.43%
S&P 500 Materials Index, Precious Metals Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Materials Index
Average Annual Return, Percent	6.03%	1.86%	11.56%	8.45%
MSCI U.S. REIT Index, Real Estate Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI U.S. REIT Index
Average Annual Return, Percent	(0.09%)	8.92%	8.63%	6.33%
S&P 500 Consumer Discretionary Index, Retailing Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Consumer Discretionary Index
Average Annual Return, Percent	(3.87%)	18.40%	11.65%	12.43%
S&P 500 Information Technology Index, Technology Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Information Technology Index
Average Annual Return, Percent	8.05%	15.10%	23.02%	23.21%
S&P 500 Telecommunication Services Index, Telecommunications Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Telecommunication Services Index
Average Annual Return, Percent	17.87%	33.88%	7.58%	6.16%
S&P 500 Industrials Index, Transportation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Industrials Index
Average Annual Return, Percent	12.72%	22.89%	18.43%	12.43%
S&P 500 Utilities Index, Utilities Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Utilities Index
Average Annual Return, Percent	9.41%	23.40%	11.14%	10.66%
Dow Jones Industrial Average, Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Average Annual Return, Percent	4.55%	14.72%	13.52%	12.06%
Dow Jones Industrial Average, Inverse Dow 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Dow Jones Industrial Average
Average Annual Return, Percent	4.55%	14.72%	13.52%	12.06%
S&P MidCap 400 Index, Mid Cap 1.5 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Index
Average Annual Return, Percent	0.20%	7.53%	13.44%	9.25%
S&P MidCap 400 Index, Inverse Mid Cap Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Index
Average Annual Return, Percent	0.20%	7.53%	13.44%	9.25%
NASDAQ-100 Index, NASDAQ 100 Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	8.35%	16.10%	18.36%	18.97%
NASDAQ-100 Index, NASDAQ 100 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	8.35%	16.10%	18.36%	18.97%
NASDAQ-100 Index, Inverse NASDAQ 100 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				NASDAQ-100 Index
Average Annual Return, Percent	8.35%	16.10%	18.36%	18.97%
Russell 2000 Index, Russell 2000 1.5x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	8.25%
Russell 2000 Index, Russell 2000 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	8.25%
Russell 2000 Index, Inverse Russell 2000 Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000 Index
Average Annual Return, Percent	(1.79%)	7.68%	10.04%	8.25%
S&P 500 Pure Growth Index, S&P 500 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Pure Growth Index
Average Annual Return, Percent	11.42%	23.89%	13.11%	12.01%
S&P 500 Pure Value Index, S&P 500 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Pure Value Index
Average Annual Return, Percent	5.42%	15.52%	17.47%	8.55%
S&P MidCap 400 Pure Growth Index, S&P 400 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Pure Growth Index
Average Annual Return, Percent	1.13%	0.84%	11.08%	7.24%
S&P MidCap 400 Pure Value Index, S&P 400 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400 Pure Value Index
Average Annual Return, Percent	1.01%	10.47%	21.50%	10.46%
S&P SmallCap 600 Pure Growth Index, S&P 600 Pure Growth Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Pure Growth Index
Average Annual Return, Percent	2.34%	7.87%	10.01%	6.55%
S&P SmallCap 600 Pure Value Index, S&P 600 Pure Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P SmallCap 600 Pure Value Index
Average Annual Return, Percent	(5.13%)	7.44%	19.17%	6.58%
Bloomberg U.S. Treasury 30 Year Bellwether Index, Government Long Bond 1.2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury 30 Year Bellwether Index
Average Annual Return, Percent	2.11%	0.05%	(10.37%)	(0.75%)
Bloomberg U.S. Treasury 30 Year Bellwether Index, Inverse Government Long Bond Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Treasury 30 Year Bellwether Index
Average Annual Return, Percent	2.11%	0.05%	(10.37%)	(0.75%)
Bloomberg U.S. Corporate High Yield Index, High Yield Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	4.57%	10.28%	5.97%	5.38%
STOXX Europe 50 Index, Europe 1.25x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				STOXX Europe 50 Index
Average Annual Return, Percent	19.57%	11.60%	12.24%	6.74%
Nikkei-225 Stock Average Index, Japan 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Nikkei-225 Stock Average Index
Average Annual Return, Percent	10.58%	14.07%	6.31%	5.41%
U.S. Dollar Index, Strengthening Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				U.S. Dollar Index
Average Annual Return, Percent	(10.70%)	(8.49%)	(0.10%)	0.14%
U.S. Dollar Index, Weaking Dollar 2x Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				U.S. Dollar Index
Average Annual Return, Percent	(10.70%)	(8.49%)	(0.10%)	0.14%
S&P Goldman Sachs Commodity Index, Commodities Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Goldman Sachs Commodity Index
Average Annual Return, Percent	1.94%	0.25%	17.69%	1.45%
ICE BofA 3-Month U.S. Treasury Bill Index, Global Managed Futures Strategy Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.09%	4.71%	2.78%	1.98%
HFRX Global Hedge Fund Index, Multi Hedge Strategies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name				HFRX Global Hedge Fund Index
Average Annual Return, Percent	2.38%	4.74%	3.52%	2.11%